Lines of Credit and Debt - Cash Convertible Notes Call Spread Overlay (Details) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 13, 2018	Sep. 13, 2017	Mar. 19, 2014	Nov. 30, 2018	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Debt Instrument [Line Items]
Payments for call options								$ 0	$ 97,277,000	$ 73,646,000
Proceeds from issuance of warrants, net of issuance costs								0	72,406,000	45,396,000
Cash received upon the exercise of call options								134,737,000	0	0
Cash paid for the intrinsic value of the embedded cash conversion option								133,763,000	$ 0	0
Cash Convertible Notes | 2019 Notes
Debt Instrument [Line Items]
Proceeds from issuance of warrants, net of issuance costs			$ 40,600,000
Cash Convertible Notes | 2021 Notes
Debt Instrument [Line Items]
Proceeds from issuance of warrants, net of issuance costs			$ 28,300,000
Cash Convertible Notes | 2023 Notes
Debt Instrument [Line Items]
Proceeds from issuance of warrants, net of issuance costs		$ 45,300,000
Cash Convertible Notes | 2024 Notes
Debt Instrument [Line Items]
Proceeds from issuance of warrants, net of issuance costs	$ 72,400,000			$ 72,400,000
Call Spread Overlay
Debt Instrument [Line Items]
Proceeds from issuance of warrants											$ 69,400,000
Net cash outlay for call spread overlay				24,900,000						28,300,000	35,800,000
Warrant issuance costs				500,000						300,000
Option issuance costs				500,000						100,000
Accrual of warrant and option issuance costs								$ 48,000.0
Call Spread Overlay | Cash Convertible Notes | 2019 and 2021 Notes
Debt Instrument [Line Items]
Payments for call options											105,200,000
Call Spread Overlay | Cash Convertible Notes | 2023 Notes
Debt Instrument [Line Items]
Payments for call options											$ 73,700,000
Call Options | 2019 Notes
Debt Instrument [Line Items]
Cash received upon the exercise of call options						$ 133,200,000
Cash paid for the intrinsic value of the embedded cash conversion option						132,700,000
Gain on exercise of call options and payment of embedded cash conversion option						500,000
Call Options | 2021 Notes
Debt Instrument [Line Items]
Cash received upon the exercise of call options					$ 400,000
Cash paid for the intrinsic value of the embedded cash conversion option						1,100,000
Gain on exercise of call options and payment of embedded cash conversion option							$ 400,000
Receivable recorded upon exercise of call options						$ 700,000
Proceeds from collection of the receivable recorded upon exercise of call options					$ 700,000
Call Options | Cash Convertible Notes | 2023 Notes
Debt Instrument [Line Items]
Payments for call options										$ 73,700,000
Call Options | Cash Convertible Notes | 2024 Notes
Debt Instrument [Line Items]
Payments for call options				$ 97,300,000